Revenue from Contracts with Customers - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 80,570	$ 93,228	$ 166,056	$ 189,895
US
Disaggregation of Revenue [Line Items]
Revenue	[1]	70,661	80,432	144,349	164,094
International
Disaggregation of Revenue [Line Items]
Revenue		9,909	12,796	21,707	25,801
Mobile
Disaggregation of Revenue [Line Items]
Revenue		60,753	67,317	124,883	137,321
Web
Disaggregation of Revenue [Line Items]
Revenue		$ 19,817	$ 25,911	$ 41,173	$ 52,574

[1]	Geographic location is presented as being derived from the U.S. when data is not available